Taxation - Disclosure of movement in net deferred tax liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability, beginning of period	$ 5,349	$ 6,618
Exchange adjustments	57	134
Charge (credit) for the year in the income statement	(1,868)	(806)	$ 4,094
Charge (credit) for the year in other comprehensive income	(807)	(735)
Charge (credit) for the year in equity	167	56
Acquisitions and disposals	127	82
Net deferred tax liability, end of period	$ 3,025	$ 5,349	$ 6,618